Note 2 - Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts and transactions of CannaSys-Colorado, the accounting acquirer, from the date of its inception on October 4, 2013, and refer to the consolidated entity after taking the Merger transaction into effect. All intercompany transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts and transactions of CannaSys-Colorado, the accounting acquirer, from the date of its inception on October 4, 2013, and refer to the consolidated entity after taking the Merger transaction into effect. All intercompany transactions have been eliminated in consolidation.